ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments

September 30, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.8%

Agriculture – 2.6%
British American Tobacco PLC (United Kingdom)(a)	25,527	$906,209

Auto Manufacturers – 4.0%
Tata Motors Ltd. (India)*(a)(b)	57,533	1,395,751

Banks – 17.1%
Credicorp Ltd. (Peru)	7,508	921,982
HSBC Holdings PLC (United Kingdom)(a)(b)	32,835	856,008
ICICI Bank Ltd. (India)(a)	72,439	1,519,046
Itau Unibanco Holding SA (Brazil)(a)	204,107	1,055,233
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)(b)	174,607	785,732
UBS Group AG (Switzerland)	61,646	894,484
Total Banks		6,032,485

Beverages – 3.3%
Diageo PLC (United Kingdom)(a)	6,794	1,153,689

Biotechnology – 4.9%
Argenx SE (Netherlands)*(a)	2,258	797,187
Genmab A/S (Denmark)*(a)	28,566	917,826
Total Biotechnology		1,715,013

Chemicals – 9.9%
Daqo New Energy Corp. (China)*(a)	13,576	720,614
ICL Group Ltd. (Israel)	88,148	721,051
Sasol Ltd. (South Africa)(a)(b)	75,771	1,193,393
Sociedad Quimica y Minera de Chile SA (Chile)(a)	9,426	855,409
Total Chemicals		3,490,467

Commercial Services – 2.5%
RELX PLC (United Kingdom)(a)	35,791	870,079

Electric – 6.6%
Centrais Eletricas Brasileiras SA (Brazil)(a)(b)	113,312	909,895
Cia Paranaense de Energia (Brazil)(a)	118,673	703,731
National Grid PLC (United Kingdom)(a)	13,705	706,219
Total Electric		2,319,845

Electrical Components & Equipment – 2.6%
ABB Ltd. (Switzerland)(a)(b)	36,365	933,126

Healthcare - Products – 2.2%
Alcon, Inc. (Switzerland)(b)	13,138	764,369

Healthcare - Services – 2.0%
ICON PLC*	3,916	719,682

Insurance – 2.3%
Aegon NV (Netherlands)(c)	204,187	808,581

Internet – 3.1%
MakeMyTrip Ltd. (India)*(b)	35,369	1,085,828

Metal Fabricate/Hardware – 3.7%
Tenaris SA(a)	50,402	1,302,388

Office/Business Equipment – 2.4%
Canon, Inc. (Japan)(a)	38,854	847,017

Oil & Gas – 5.7%
Equinor ASA (Norway)(a)	37,023	1,225,831
Petroleo Brasileiro SA (Brazil)(a)	62,096	766,265
Total Oil & Gas		1,992,096

Pharmaceuticals – 5.7%
AstraZeneca PLC (United Kingdom)(a)	13,254	726,849
Novo Nordisk A/S (Denmark)(a)	13,027	1,297,880
Total Pharmaceuticals		2,024,729

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)

Semiconductors – 2.7%
NXP Semiconductors NV (China)	6,541	$964,863

Telecommunications – 10.3%
America Movil SAB de CV, Class L (Mexico)(a)	54,774	902,128
KT Corp. (South Korea)(a)	76,310	932,508
Telefonica Brasil SA (Brazil)(a)(b)	101,743	765,108
Telkom Indonesia Persero Tbk PT (Indonesia)(a)	35,478	1,023,540
Total Telecommunications		3,623,284

Transportation – 6.2%
Danaos Corp. (Greece)	27,217	1,515,442
Diana Shipping, Inc. (Greece)	183,188	661,309
Total Transportation		2,176,751

Total Common Stocks
(Cost $38,786,152)		35,126,252

MONEY MARKET FUND – 1.2%
Invesco Government & Agency Portfolio - Private Investment Class, 2.58%(d)
(Cost $416,758)	416,758	416,758

REPURCHASE AGREEMENTS – 16.6%(e)
BofA Securities, Inc., dated 09/30/22, due 10/03/22, 3.05%, total to be received $1,359,212, (collateralized by various U.S. Government Agency Obligations, 2.00%-6.00%, 7/1/50-9/1/52, totaling $1,386,044)	$1,358,867	1,358,867
Daiwa Capital Markets America, dated 09/30/22, due 10/03/22, 3.05%, total to be received $1,359,212, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 10/4/22-9/20/52, totaling $1,386,044)	1,358,867	1,358,867
HSBC Securities USA, Inc., dated 09/30/22, due 10/03/22, 2.96%, total to be received $1,359,202, (collateralized by various U.S. Government Agency Obligations, 2.00%-5.50%, 11/20/33-9/20/52, totaling $1,386,044)	1,358,867	1,358,867
JP Morgan Securities LLC, dated 09/30/22, due 10/03/22, 2.97%, total to be received $402,448, (collateralized by various U.S. Government Agency Obligations, 0.25%-3.88%, 9/30/23-9/30/29, totaling $410,395)	402,348	402,348
RBC Dominion Securities, Inc., dated 09/30/22, due 10/03/22, 3.04%, total to be received $1,359,211, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.00%, 8/15/25-8/20/52, totaling $1,386,044)	1,358,867	1,358,867

Total Repurchase Agreements
(Cost $5,837,816)		5,837,816

Total Investments – 117.6%
(Cost $45,040,726)		41,380,826
Liabilities in Excess of Other Assets – (17.6%)		(6,197,343)
Net Assets – 100.0%		$35,183,483

PLC - Public Limited Company

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $5,989,704; the aggregate market value of the collateral held by the fund is $6,127,925. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $290,109.
(c)	Registered Shares.
(d)	Rate shown reflects the 7-day yield as of September 30, 2022.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$35,126,252	$-	$-	$35,126,252
Money Market Fund	416,758	-	-	416,758
Repurchase Agreements	-	5,837,816	-	5,837,816
Total	$35,543,010	$5,837,816	$-	$41,380,826

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Agriculture	2.6%
Auto Manufacturers	4.0
Banks	17.1
Beverages	3.3
Biotechnology	4.9
Chemicals	9.9
Commercial Services	2.5
Electric	6.6
Electrical Components & Equipment	2.6
Healthcare - Products	2.2
Healthcare - Services	2.0
Insurance	2.3
Internet	3.1
Metal Fabricate/Hardware	3.7
Office/Business Equipment	2.4
Oil & Gas	5.7
Pharmaceuticals	5.7
Semiconductors	2.7
Telecommunications	10.3
Transportation	6.2
Money Market Fund	1.2
Repurchase Agreements	16.6
Total Investments	117.6
Liabilities in Excess of Other Assets	(17.6)
Net Assets	100.0%